Income taxes - Schedule of provision of income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
Domestic	$ 448	$ 56	$ 109
Foreign	1,090	646	1,933
Total current income tax expense	1,538	702	2,042
Deferred:
Domestic	0	(126)	(24)
Foreign	389	931	(1,502)
Total deferred income tax expense	389	805	(1,526)
Total provision for income taxes	$ 1,927	$ 1,507	$ 516